Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table provides information with respect to pay versus performance that depicts the relationship between compensation “actually paid” to the CEO and other NEOs and “financial performance” over the last five fiscal years 2025, 2024, 2023, 2022 and 2021.

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based In:		Net Income (Loss) (thousands) (7)	FFOAA per Share(8)
					Total Shareholder Return(5)	MSCI U.S. REIT Index Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,901,683	$15,514,069	$2,761,110	$3,729,097	$212.46	$137.53	$274,936	$5.12
2024	7,925,901	7,876,685	2,116,824	1,941,672	84.46	123.47	146,066	4.87
2023	8,672,259	17,228,110	2,450,984	4,648,694	85.53	113.54	173,046	5.18
2022	8,774,991	4,664,073	2,527,273	1,517,018	61.61	99.82	176,229	4.69
2021	8,282,052	9,975,044	2,451,044	2,905,837	72.15	132.23	98,606	3.09
(1)The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Silvers for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Silvers, in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Silvers during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to the amount of Mr. Silvers' total compensation reported to determine the compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the amount of Mr. Silvers' total compensation reported in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for CEO (j)	Reported Value of Share Awards (j) (k)	Reported Value of Bonus (l)	Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Value of Dividends Paid on Share Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO

2025	$10,901,683	$(7,266,155)	$(2,577,584)	$9,175,475	$4,615,857	$664,793	$15,514,069
2024	7,925,901	(5,188,161)	(1,717,245)	6,485,846	(284,567)	654,911	7,876,685
2023	8,672,259	(5,451,878)	(2,234,823)	10,092,478	5,569,561	580,513	17,228,110
2022	8,774,991	(6,051,051)	(1,791,534)	5,731,821	(2,487,303)	487,149	4,664,073
2021	8,282,052	(5,777,134)	(1,641,847)	7,445,994	1,475,225	190,754	9,975,044
(j)    Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K for the year ended December 31, 2025, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the CEO.
(k)    Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance share units issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AIP that the CEO, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.
(l)    Amounts reflect performance bonuses earned by the CEO under the AIP. Performance bonuses under the AIP are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.
(3)The dollar amounts reported in column (d) represent the average of the amounts reported in the “Total” column of the Summary Compensation Table during each year with respect to the Company’s named executive officers as a group, excluding Mr. Silvers (the “Non-CEO NEOs”). The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Messrs. Peterson, Zimmerman, Turvey and Ms. Mater and (ii) 2023, 2022 and 2021, Messrs. Peterson, Zimmerman and Craig Evans and Ms. Mater.
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to average total compensation of the Non-CEO NEOs to determine the average compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine the average compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs (m)	Reported Value of Share Awards (m) (n)	Reported Value of Bonus (o)	Average Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Average Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Average Value of Dividends Paid on Share Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2025	$2,761,110	$(1,516,572)	$(713,075)	$2,138,424	$901,665	$157,545	$3,729,097
2024	2,116,824	(1,148,808)	(469,050)	1,380,804	(85,015)	146,917	1,941,672
2023	2,450,984	(1,291,168)	(656,460)	2,574,265	1,405,786	165,287	4,648,694
2022	2,527,273	(1,507,623)	(541,676)	1,546,377	(651,324)	143,991	1,517,018
2021	2,451,044	(1,479,221)	(529,793)	1,996,722	411,753	55,332	2,905,837
(m)    Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the Non-CEO NEOs.
(n)    Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance share units issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AIP that the executive, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.
(o)    Amounts reflect performance bonuses earned by the Non-CEO NEOs under the AIP. Performance bonuses under the AIP are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.
(5)Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
	(8)FFOAA per Share is defined as in “Non-GAAP Financial Measures” on pages 50 through 55 in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FFOAA per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Company Selected Measure Name	FFOAA per Share
Named Executive Officers, Footnote	The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Messrs. Peterson, Zimmerman, Turvey and Ms. Mater and (ii) 2023, 2022 and 2021, Messrs. Peterson, Zimmerman and Craig Evans and Ms. Mater
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index.
PEO Total Compensation Amount	$ 10,901,683	$ 7,925,901	$ 8,672,259	$ 8,774,991	$ 8,282,052
PEO Actually Paid Compensation Amount	$ 15,514,069	7,876,685	17,228,110	4,664,073	9,975,044
Adjustment To PEO Compensation, Footnote
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Silvers, in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Silvers during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to the amount of Mr. Silvers' total compensation reported to determine the compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the amount of Mr. Silvers' total compensation reported in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for CEO (j)	Reported Value of Share Awards (j) (k)	Reported Value of Bonus (l)	Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Value of Dividends Paid on Share Awards not Otherwise Reflected in Fair Value or Total Compensation	Compensation Actually Paid to CEO

2025	$10,901,683	$(7,266,155)	$(2,577,584)	$9,175,475	$4,615,857	$664,793	$15,514,069
2024	7,925,901	(5,188,161)	(1,717,245)	6,485,846	(284,567)	654,911	7,876,685
2023	8,672,259	(5,451,878)	(2,234,823)	10,092,478	5,569,561	580,513	17,228,110
2022	8,774,991	(6,051,051)	(1,791,534)	5,731,821	(2,487,303)	487,149	4,664,073
2021	8,282,052	(5,777,134)	(1,641,847)	7,445,994	1,475,225	190,754	9,975,044
(j)    Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form
10-K for the year ended December 31, 2025, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the CEO.
(k)    Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance share units issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AIP that the CEO, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.
	(l) Amounts reflect performance bonuses earned by the CEO under the AIP. Performance bonuses under the AIP are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.
Non-PEO NEO Average Total Compensation Amount	$ 2,761,110	2,116,824	2,450,984	2,527,273	2,451,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,729,097	1,941,672	4,648,694	1,517,018	2,905,837
Adjustment to Non-PEO NEO Compensation Footnote
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. Refer to the table below entitled “Calculation of Compensation Actually Paid” for the adjustments made to average total compensation of the Non-CEO NEOs to determine the average compensation actually paid for each year, as computed in accordance with the requirements of Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine the average compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs (m)	Reported Value of Share Awards (m) (n)	Reported Value of Bonus (o)	Average Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested	Average Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested	Average Value of Dividends Paid on Share Awards not Otherwise Reflected in Fair Value or Total Compensation	Average Compensation Actually Paid to Non-CEO NEOs
2025	$2,761,110	$(1,516,572)	$(713,075)	$2,138,424	$901,665	$157,545	$3,729,097
2024	2,116,824	(1,148,808)	(469,050)	1,380,804	(85,015)	146,917	1,941,672
2023	2,450,984	(1,291,168)	(656,460)	2,574,265	1,405,786	165,287	4,648,694
2022	2,527,273	(1,507,623)	(541,676)	1,546,377	(651,324)	143,991	1,517,018
2021	2,451,044	(1,479,221)	(529,793)	1,996,722	411,753	55,332	2,905,837
(m)    Amounts reflect the aggregate grant date fair value of such awards, computed in accordance with FASB ASC Topic 718. For policies used in determining these values, refer to Note 14 of the Company’s consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC. These amounts reflect an accounting expense and do not necessarily correspond to the actual value that may be realized by the Non-CEO NEOs.
(n)    Amounts include: (i) the aggregate grant date fair value of nonvested restricted performance share units issued pursuant to the LTI; (ii) the aggregate grant date fair value of nonvested restricted common shares issued pursuant to the LTI; and (iii) the incremental aggregate grant date fair value of nonvested restricted common shares issued pursuant to the AIP that the executive, by accepting nonvested restricted common shares instead of cash, received in excess of the cash amount that the executive would have otherwise received.
	(o) Amounts reflect performance bonuses earned by the Non-CEO NEOs under the AIP. Performance bonuses under the AIP are payable in cash, nonvested restricted common shares or a combination of cash and nonvested restricted common shares, at the election of executive. Executives that elect to receive their performance bonuses in the form of nonvested restricted common shares receive an award of nonvested restricted common shares having a value equal to 150% of the cash amount they otherwise would have received.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. The metrics that the Company uses for both AIP and LTI awards are selected to support achievement of our business strategy without encouraging excessive risk-taking. Pay for performance is one of the primary objectives of our compensation program. The most important financial measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•AFFO per Share
•FFOAA per Share
•TSR of the Triple-Net Peer Group
	•TSR of the MSCI US REIT Index
Total Shareholder Return Amount	$ 212.46	84.46	85.53	61.61	72.15
Peer Group Total Shareholder Return Amount	137.53	123.47	113.54	99.82	132.23
Net Income (Loss)	$ 274,936,000	$ 146,066,000	$ 173,046,000	$ 176,229,000	$ 98,606,000
Company Selected Measure Amount	5.12	4.87	5.18	4.69	3.09
PEO Name	Mr. Silvers
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per Share
Measure:: 2
Pay vs Performance Disclosure
Name	FFOAA per Share
Non-GAAP Measure Description	(8)FFOAA per Share is defined as in “Non-GAAP Financial Measures” on pages 50 through 55 in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FFOAA per Share is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 3
Pay vs Performance Disclosure
Name	TSR of the Triple-Net Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	TSR of the MSCI US REIT Index
PEO | Reported Value of Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,266,155)	$ (5,188,161)	$ (5,451,878)	$ (6,051,051)	$ (5,777,134)
PEO | Reported Value of Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,577,584)	(1,717,245)	(2,234,823)	(1,791,534)	(1,641,847)
PEO | Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,175,475	6,485,846	10,092,478	5,731,821	7,445,994
PEO | Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,615,857	(284,567)	5,569,561	(2,487,303)	1,475,225
PEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,793	654,911	580,513	487,149	190,754
Non-PEO NEO | Reported Value of Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,516,572)	(1,148,808)	(1,291,168)	(1,507,623)	(1,479,221)
Non-PEO NEO | Reported Value of Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,075)	(469,050)	(656,460)	(541,676)	(529,793)
Non-PEO NEO | Fair Value of Share Awards Granted During Covered Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,138,424	1,380,804	2,574,265	1,546,377	1,996,722
Non-PEO NEO | Year over Year Change in Fair Value of Share Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,665	(85,015)	1,405,786	(651,324)	411,753
Non-PEO NEO | Value of Dividends Paid on Stock Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 157,545	$ 146,917	$ 165,287	$ 143,991	$ 55,332